Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes

Recoverable taxes as of December 31, 2024 and December 31, 2023 was comprised of the following:

	December 31, 2024	December 31, 2023
Value-added tax on sales and services – ICMS / IVA / VAT / GST	650,728	919,634
Social contribution on billings - PIS and COFINS	960,161	502,397
Withholding income tax - IRRF / IRPJ	16,176	1,196,502
Excise tax – IPI	404,673	22,004
Reintegra	7,657	8,905
Other	10,788	13,953
	2,050,183	2,663,395
Current	637,728	919,120
Non-current	1,412,455	1,744,275
	2,050,183	2,663,395